HOTEL OPERATING COSTS	9 Months Ended
Sep. 30, 2022
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

10.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Nine Months Ended
	September 30,
	2021	2022
Rents	2,903	2,973
Utilities	384	441
Personnel costs	2,180	2,701
Depreciation and amortization	1,047	1,063
Consumable, food and beverage	688	737
Others	885	915
Total	8,087	8,830